Investments - Schedule of Investments (Details) - Guangzhou Sanyi Network [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
US$
Balance	$ 625,505	$ 0	$ 0
Fair value of 40% equity of Guangzhou Sanyi Network		569,956
Net realized gain (loss) on investments	(44,420)	55,549	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0
Interest and dividend income paid	0	0	0
Effect of foreign currency translation adjustments	2,254
Consideration received for the sale of shares	(757,890)
Gain disposal of joint ventures	174,551
Balance	$ 0	$ 625,505	$ 0